SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Sit U.S. Government Securities Fund

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Mortgage Pass-Through Securities - 23.8%
Federal Home Loan Mortgage Corporation - 7.4%
225,221	2.00	8/1/41	187,683
991,990	4.50	7/1/52	937,135
296,902	5.00	7/1/35	294,768
298,265	5.00	5/1/42	294,198
458,315	5.50	9/1/52	455,015
42,278	5.82	10/1/37	43,449
3,908,132	6.00	11/1/38	3,973,350
334,135	6.00	6/1/52	338,284
778,757	6.00	2/1/54	774,334
1,892,448	6.50	11/1/53	1,932,985
76,590	6.88	2/17/31	77,945
2,072,151	7.00	10/1/37	2,158,588
1,193,346	7.00	10/1/38	1,244,464
1,093,876	7.00	3/1/39	1,161,574
1,809,620	7.00	11/1/53	1,876,823
42,098	8.50	3/1/31	44,022
1,255	9.00	5/1/31	1,263

			15,795,880

Federal National Mortgage Association - 7.2%
172,384	3.50	10/1/34	163,950
4,514,914	4.50	7/1/52	4,248,471
4,733,104	4.50	9/1/52	4,459,245
338,019	5.00	6/1/51	344,279
1,794,104	5.00	7/1/52	1,716,201
703,701	5.93	5/1/35	701,460
50,181	6.00	5/1/37	51,233
37,746	6.00	9/1/37	37,705
1,744,818	6.00	2/1/54	1,737,043
12,151	6.50	8/1/34	12,287
1,408,415	6.50	10/1/53	1,427,492
56,697	7.00	7/1/33	57,327
9,440	7.00	12/1/37	9,508
418,464	7.00	9/1/47	410,789
64,327	7.50	1/1/34	65,995
38,131	8.00	11/1/37	38,476
1,831	8.07	7/20/30	1,833
20,420	8.17	11/15/31	20,961
8,285	9.00	5/15/28	8,283
14,008	9.00	7/1/31	14,018

			15,526,556

Government National Mortgage Association - 9.2%
394,604	5.00	7/20/49	385,041
8,533	5.50	9/15/25	8,536
317,019	5.50	5/20/40	322,246
656,433	5.50	7/20/62	646,816
7,109,042	5.50	8/20/62	7,004,885
219,684	6.00	7/20/29	224,302
298,887	6.00	10/20/32	306,959
332,125	6.00	8/20/38	345,223
986,288	6.00	1/20/39	1,034,073
123,974	6.00	2/20/47	128,844
1,455,666	6.00	7/20/47	1,512,853
5,044,899	6.00	8/20/62	5,038,634
7,245	6.50	12/20/38	7,153
119,461	6.50	1/20/39	121,910
145,406	6.50	6/20/39	150,776
332,560	6.50	8/20/39	349,671

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

148,272	6.50	4/20/43		153,015
858,624	7.00	12/20/52		883,358
169,889	7.50	4/15/34		174,519
782,263	8.00	10/20/48		802,749
236,768	8.00	10/20/53		242,992

				19,844,555

Total Mortgage Pass-Through Securities				51,166,991

(cost: $52,374,366)

U.S. Treasury / Federal Agency Securities - 4.0%
U.S. Treasury Bonds:

500,000	3.50	9/30/29		481,035
2,850,000	3.63	2/15/53		2,319,522
2,300,000	4.13	3/31/29		2,277,090
3,000,000	4.25	11/15/34		2,922,656
600,000	4.38	5/15/34		590,906

Total U.S. Treasury / Federal Agency Securities				8,591,209

(cost: $9,018,827)

Collateralized Mortgage Obligations - 70.3%

Federal Home Loan Mortgage Corporation - 14.6%
704,762	4.69	7/25/32	[1]	645,599
1,244,526	5.00	10/25/48		1,238,365
1,537,555	5.00	2/25/51		1,473,139
2,126,479	5.00	4/25/52		2,091,327
5,006,808	5.00	11/25/50	[1]	4,736,523
1,379,847	5.50	6/25/48		1,392,862
1,986,424	5.50	11/25/50		2,009,502
4,341,019	5.50	6/25/51		4,300,711
424,789	6.00	4/15/30		433,274
616,856	6.00	6/15/37		640,574
846,625	6.00	9/15/42		848,900
2,460,327	6.00	9/25/52		2,501,399
247,976	6.50	6/25/32		246,701
204,826	6.50	8/15/39		214,719
780,035	6.50	2/25/43		774,924
756,102	6.50	10/25/43		757,679
1,434,365	6.50	8/15/45		1,532,744
600,000	7.00	12/15/40		644,459
1,419,270	7.00	3/25/43		1,483,188
1,985,480	7.00	7/25/43		2,051,499
907,514	7.00	3/15/49		948,453
507,835	7.50	9/25/43		516,904

				31,483,445

Federal National Mortgage Association - 17.5%
1,633,838	5.00	7/25/33		1,594,975
2,992,777	5.00	11/25/50		2,857,787
3,274,105	5.00	12/25/50		3,209,616
370,389	5.00	1/25/51		361,121
1,661,221	5.16	12/25/42	[1]	1,638,810
1,587,680	5.25	8/25/49		1,592,954
380,415	5.36	6/25/42		383,728
545,725	5.50	6/25/40		547,407
825,075	5.50	1/25/49		832,056
1,215,296	5.62	11/25/33		1,199,262
223,221	5.75	8/25/33		222,402
83,961	6.00	11/25/32		86,129
452,306	6.00	9/25/35		467,941
459,320	6.00	10/25/36		473,508
1,158,305	6.00	11/25/43		1,176,050

DECEMBER 31, 2024	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

1,540,498	6.00	6/25/44		1,566,152
405,753	6.00	8/25/44		411,963
617,025	6.00	2/25/48		634,944
1,450,000	6.00	10/25/53		1,500,144
1,879,823	6.50	11/25/41		1,898,856
1,032,821	6.50	7/25/42		1,061,104
1,840,263	6.50	12/25/43		1,865,296
804,844	6.54	9/25/37	[1]	784,964
284,460	6.65	8/25/37	[1]	279,890
280,198	6.75	4/25/37		278,565
775,070	7.00	12/25/33		801,033
637,068	7.00	6/19/41	[1]	649,925
911,258	7.00	12/25/41		939,654
633,087	7.00	7/25/42		653,352
518,422	7.00	2/25/44		532,435
623,827	7.00	4/25/49		651,884
238,074	7.50	10/25/40		239,638
790,730	7.50	11/25/40		785,777
875,680	7.50	7/25/41		885,792
281,300	7.50	1/25/42		291,310
505,105	7.50	5/25/42		531,054
593,249	7.50	2/25/44		608,147
375,688	7.50	5/25/44		395,341
2,394,620	7.50	1/25/48		2,511,687
23,484	8.41	10/25/42	[1]	24,979
138,317	8.50	6/25/30		147,392
8,033	19.74	3/25/39	[1]	10,274

				37,585,298

Government National Mortgage Association - 38.0%
2,022,177	4.75	5/20/51	[1]	1,907,821
2,068,510	4.77	5/20/51	[1]	1,955,423
4,461,340	4.83	8/20/51	[1]	4,232,106
1,294,201	5.00	8/20/48		1,286,289
3,616,014	5.00	1/20/51		3,502,928
6,330,368	5.00	2/20/51		6,115,312
724,825	5.00	6/20/52		721,708
957,375	5.50	12/20/49		959,160
3,374,650	5.50	12/20/50		3,368,353
2,827,533	5.50	1/20/51		2,817,441
1,607,613	5.50	4/20/51		1,617,121
11,796,106	5.50	5/20/51		11,794,230
12,011,634	5.50	6/20/51		11,911,812
14,236,126	5.50	7/20/51		14,159,459
448,052	5.50	10/20/51		448,072
1,423,171	5.50	12/20/51		1,442,723
6,810,107	5.88	2/20/51	[1]	6,835,525
261,124	6.00	12/20/35		268,653
158,485	6.00	3/20/42		163,167
221,102	6.00	3/20/48		223,430
1,236,168	6.00	3/20/49		1,230,554
374,470	6.00	5/20/49		378,011
1,896,624	6.50	8/20/48		1,907,518
827,042	6.50	10/20/48		858,672
810,364	6.50	1/20/49		840,908
674,054	7.00	11/20/48		691,382
283,241	7.06	2/20/45	[1]	296,667

				81,934,445

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

Vendee Mortgage Trust - 0.2%
361,863	6.44	7/15/30	[1]	367,287

				367,287

Total Collateralized Mortgage Obligations				151,370,475

(cost: $164,665,074)

Asset-Backed Securities - 0.7%

Federal Home Loan Mortgage Corporation - 0.1%
174	6.09	9/25/29	[1]	169
246,794	7.16	7/25/29		249,311

				249,480

Federal National Mortgage Association - 0.6%
269,353	4.36	9/26/33	[14]	261,629
5,327	SOFRRATE 30 Day Average + 0.28%, 4.85	11/25/32	[1]	5,210
65,627	4.87	10/25/33	[14]	65,813
934,390	5.74	2/25/33	[14]	931,983
480	6.00	5/25/32	[14]	482
316	7.36	6/25/26	[1]	317

				1,265,434

Total Asset-Backed Securities				1,514,914

(cost: $1,548,623)

Put Options Purchased [19] - 0.0%				90,031

(cost: $117,400)

Quantity	Name of Issuer			Fair Value ($)

Short-Term Securities - 0.9%
1,874,824	Fidelity Inst. Money Mkt. Gvt. Fund, 4.42%			1,874,824

(cost: $1,874,824)

Total Investments in Securities - 99.7% (cost: $229,599,114)				214,608,444

Other Assets and Liabilities - 0.3%				681,776

Net Assets - 100.0%				$215,290,220

[1]

Variable rate security. Rate disclosed is as of December 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

[14]	Step Coupon: A bond that pays a coupon rate that increases on a specified date(s). Rate disclosed is as of December 31, 2024.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

2

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2024

Sit U.S. Government Securities Fund (Continued)

[19]	Options outstanding as of December 31, 2024 were as follows:

Description	Contracts	Exercise Price ($)	Expiration Date	Counterparty	Notional Amount ($)	Cost/ Premiums ($)	Value ($)

Put Options Purchased - U.S. Treasury Futures:

5-Year	172	106.00	February 2025	StoneX Financial, Inc.	18,232,000	117,400	90,031

A summary of the levels for the Fund’s investments as of December 31, 2024 is as follows:

	Investment in Securities

	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)

Mortgage Pass-Through Securities	—	51,166,991	—	51,166,991
U.S. Treasury / Federal Agency Securities	—	8,591,209	—	8,591,209
Collateralized Mortgage Obligations	—	151,370,475	—	151,370,475
Asset-Backed Securities	—	1,514,914	—	1,514,914
Put Options Purchased	90,031	—	—	90,031
Short-Term Securities	1,874,824	—	—	1,874,824

Total:	1,964,855	212,643,589	—	214,608,444

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

DECEMBER 31, 2024	3